Intangible Assets - Additional Information (Detail) (CAD) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Intangible Assets [Line Items]
Written off of Intangible assets	13,430
Estimated amortization expense for intangibles in year 1	4,200
Estimated amortization expense for intangibles in year 2	4,200
Estimated amortization expense for intangibles in year 3	4,200
Estimated amortization expense for intangibles in year 4	4,200
Estimated amortization expense for intangibles in year 5	2,450